UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2010

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

4 Performance Summary

5 Information About Your Portfolio's Expenses

6 Portfolio Summary

7 Investment Portfolio

18 Statement of Assets and Liabilities

19 Statement of Operations

20 Statement of Changes in Net Assets

23 Financial Highlights

25 Notes to Financial Statements

29 Proxy Voting

30 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

Various factors, including costs, cash flows and security selection, may cause the Portfolio's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Portfolio, as stated in the fee table of the prospectus dated May 1, 2010 are 0.34%, 0.59% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Portfolio returns during all periods shown reflect a fee waiver/and or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2010)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,319	$11,407	$7,291	$9,507	$8,306
	Average annual total return	-6.81%	14.07%	-10.00%	-1.01%	-1.84%
S&P 500 Index	Growth of $10,000	$9,335	$11,443	$7,336	$9,609	$8,521
	Average annual total return	-6.65%	14.43%	-9.81%	-0.79%	-1.59%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,313	$11,390	$7,238	$9,397	$10,806
	Average annual total return	-6.87%	13.90%	-10.22%	-1.24%	0.95%
S&P 500 Index	Growth of $10,000	$9,335	$11,443	$7,336	$9,609	$11,247
	Average annual total return	-6.65%	14.43%	-9.81%	-0.79%	1.45%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B2	Growth of $10,000	$9,308	$11,375	$7,214	N/A	$8,962
	Average annual total return	-6.92%	13.75%	-10.32%	N/A	-2.26%
S&P 500 Index	Growth of $10,000	$9,335	$11,443	$7,336	N/A	$9,275
	Average annual total return	-6.65%	14.43%	-9.81%	N/A	-1.57%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

** The Portfolio commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 931.90	$ 931.30	$ 930.80
Expenses Paid per $1,000*	$ 1.58	$ 2.78	$ 3.49
Hypothetical 5% Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,023.16	$ 1,021.92	$ 1,021.17
Expenses Paid per $1,000*	$ 1.66	$ 2.91	$ 3.66

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.33%	.58%	.73%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

Common Stocks	99%	98%
Cash Equivalents*	1%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/10	12/31/09

Information Technology	19%	20%
Financials	16%	14%
Health Care	12%	13%
Consumer Staples	12%	11%
Energy	11%	11%
Industrials	10%	10%
Consumer Discretionary	10%	10%
Utilities	4%	4%
Materials	3%	4%
Telecommunication Services	3%	3%
	100%	100%
Ten Largest Equity Holdings (18.8% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.1%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	2.4%
3. Microsoft Corp. Developer of computer software	1.9%
4. Procter & Gamble Co. Manufacturer of diversified consumer products	1.8%
5. Johnson & Johnson Provider of health care products	1.7%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.7%
7. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.6%
8. JPMorgan Chase & Co. Provider of global financial services	1.6%
9. Bank of America Corp. Provider of commercial banking services	1.5%
10. AT&T, Inc. Provider of communications services	1.5%

Asset allocation, sector diversification, and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Portfolio invests in futures contracts.

For more complete details about the Portfolio's investment portfolio, see page 7.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the portfolio holdings of the Portfolio is also posted on www.dws-investments.com from time to time. Please see the Portfolio's current prospectus for more information.

Investment Portfolio June 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 10.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	18,101	179,924
Johnson Controls, Inc.	47,778	1,283,795
		1,463,719
Automobiles 0.4%
Ford Motor Co.* (a)	239,520	2,414,361
Harley-Davidson, Inc. (a)	16,799	373,442
		2,787,803
Distributors 0.1%
Genuine Parts Co.	11,422	450,598
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	8,909	378,365
DeVry, Inc.	4,605	241,716
H&R Block, Inc.	24,969	391,764
		1,011,845
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (Units) (a)	30,796	931,271
Darden Restaurants, Inc. (a)	10,350	402,098
International Game Technology (a)	22,217	348,807
Marriott International, Inc. "A" (a)	18,237	546,016
McDonald's Corp.	75,275	4,958,364
Starbucks Corp.	52,275	1,270,282
Starwood Hotels & Resorts Worldwide, Inc. (a)	12,866	533,038
Wyndham Worldwide Corp.	12,145	244,600
Wynn Resorts Ltd.	4,736	361,215
Yum! Brands, Inc.	33,128	1,293,317
		10,889,008
Household Durables 0.4%
D.R. Horton, Inc. (a)	19,022	186,986
Fortune Brands, Inc.	11,145	436,661
Harman International Industries, Inc.*	4,700	140,483
Leggett & Platt, Inc.	10,054	201,683
Lennar Corp. "A"	11,324	157,517
Newell Rubbermaid, Inc.	18,781	274,954
Pulte Group, Inc.* (a)	21,787	180,397
Stanley Black & Decker, Inc.	11,296	570,674
Whirlpool Corp. (a)	5,538	486,347
		2,635,702
Internet & Catalog Retail 0.5%
Amazon.com, Inc.* (a)	24,298	2,654,799
Expedia, Inc.	15,647	293,851
Priceline.com, Inc.* (a)	3,248	573,402
		3,522,052
Leisure Equipment & Products 0.2%
Eastman Kodak Co.* (a)	20,015	86,865
Hasbro, Inc.	8,513	349,884
Mattel, Inc.	25,182	532,851
		969,600
Media 3.1%
CBS Corp. "B" (a)	49,063	634,385
Comcast Corp. "A"	197,351	3,427,987
DIRECTV "A"*	63,591	2,157,007
Discovery Communications, Inc. "A"* (a)	20,616	736,197
	Shares	Value ($)

Gannett Co., Inc.	16,422	221,040
Interpublic Group of Companies, Inc.* (a)	36,528	260,445
McGraw-Hill Companies, Inc. (a)	20,593	579,487
Meredith Corp. (a)	2,824	87,911
New York Times Co. "A"* (a)	9,110	78,802
News Corp. "A"	155,193	1,856,108
Omnicom Group, Inc.	21,632	741,978
Scripps Networks Interactive "A"	5,962	240,507
Time Warner Cable, Inc. (a)	24,863	1,294,865
Time Warner, Inc.	79,096	2,286,665
Viacom, Inc. "B"	42,741	1,340,785
Walt Disney Co.	138,229	4,354,213
Washington Post Co. "B"	418	171,581
		20,469,963
Multiline Retail 0.8%
Big Lots, Inc.* (a)	5,414	173,735
Family Dollar Stores, Inc.	9,607	362,088
J.C. Penney Co., Inc. (a)	16,961	364,322
Kohl's Corp.* (a)	21,605	1,026,238
Macy's, Inc.	30,290	542,191
Nordstrom, Inc. (a)	11,546	371,666
Sears Holdings Corp.* (a)	3,397	219,616
Target Corp.	51,223	2,518,635
		5,578,491
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A" (a)	6,001	184,171
AutoNation, Inc.* (a)	5,468	106,626
AutoZone, Inc.*	2,213	427,596
Bed Bath & Beyond, Inc.*	17,754	658,318
Best Buy Co., Inc.	24,862	841,827
CarMax, Inc.*	15,632	311,077
GameStop Corp. "A"* (a)	11,815	222,004
Home Depot, Inc. (a)	118,021	3,312,849
Limited Brands, Inc.	18,280	403,440
Lowe's Companies, Inc.	99,749	2,036,875
O'Reilly Automotive, Inc.*	8,990	427,564
Office Depot, Inc.*	18,292	73,900
RadioShack Corp.	8,028	156,626
Ross Stores, Inc. (a)	8,927	475,720
Staples, Inc.	51,064	972,769
The Gap, Inc.	30,827	599,893
Tiffany & Co.	8,690	329,438
TJX Companies, Inc. (a)	28,508	1,195,911
Urban Outfitters, Inc.* (a)	9,592	329,869
		13,066,473
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	20,536	750,591
NIKE, Inc. "B"	26,995	1,823,512
Polo Ralph Lauren Corp. (a)	3,912	285,419
VF Corp. (a)	6,120	435,622
		3,295,144
Consumer Staples 11.4%
Beverages 2.6%
Brown-Forman Corp. "B" (a)	7,851	449,313
Coca-Cola Co.	161,880	8,113,426
Coca-Cola Enterprises, Inc.	22,193	573,911
Constellation Brands, Inc. "A"*	12,937	202,076
Dr. Pepper Snapple Group, Inc.	17,732	662,999
	Shares	Value ($)

Molson Coors Brewing Co. "B" (a)	10,106	428,090
PepsiCo, Inc.	113,209	6,900,089
		17,329,904
Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	30,392	1,666,393
CVS Caremark Corp.	95,599	2,802,963
Kroger Co.	45,642	898,691
Safeway, Inc.	27,694	544,464
SUPERVALU, Inc. (a)	15,664	169,798
Sysco Corp. (a)	41,735	1,192,369
Wal-Mart Stores, Inc.	146,105	7,023,267
Walgreen Co.	67,270	1,796,109
Whole Foods Market, Inc.* (a)	12,389	446,252
		16,540,306
Food Products 1.9%
Archer-Daniels-Midland Co. (a)	45,535	1,175,714
Campbell Soup Co.	13,254	474,891
ConAgra Foods, Inc.	32,162	750,018
Dean Foods Co.* (a)	13,900	139,973
General Mills, Inc.	46,626	1,656,155
H.J. Heinz Co. (a)	22,223	960,478
Hormel Foods Corp.	5,166	209,120
Kellogg Co. (a)	17,198	865,059
Kraft Foods, Inc. "A" (a)	121,203	3,393,684
McCormick & Co., Inc. (a)	9,558	362,822
Mead Johnson Nutrition Co.	14,715	737,516
Sara Lee Corp. (a)	43,815	617,791
The Hershey Co. (a)	11,774	564,328
The J.M. Smucker Co.	8,375	504,342
Tyson Foods, Inc. "A"	22,800	373,692
		12,785,583
Household Products 2.6%
Clorox Co. (a)	10,105	628,127
Colgate-Palmolive Co.	34,112	2,686,661
Kimberly-Clark Corp.	28,500	1,727,955
Procter & Gamble Co.	202,525	12,147,449
		17,190,192
Personal Products 0.2%
Avon Products, Inc. (a)	30,695	813,418
Estee Lauder Companies, Inc. "A" (a)	8,125	452,806
		1,266,224
Tobacco 1.6%
Altria Group, Inc. (a)	145,383	2,913,475
Lorillard, Inc.	10,769	775,153
Philip Morris International, Inc. (a)	129,466	5,934,721
Reynolds American, Inc.	11,823	616,215
		10,239,564
Energy 10.5%
Energy Equipment & Services 1.7%
Baker Hughes, Inc. (a)	30,453	1,265,931
Cameron International Corp.*	15,963	519,117
Diamond Offshore Drilling, Inc. (a)	4,994	310,577
FMC Technologies, Inc.* (a)	8,783	462,513
Halliburton Co.	61,693	1,514,563
Helmerich & Payne, Inc.	7,673	280,218
Nabors Industries Ltd.*	19,520	343,942
National-Oilwell Varco, Inc.	29,602	978,938
Rowan Companies, Inc.* (a)	7,446	163,365
Schlumberger Ltd. (a)	83,893	4,642,639
Smith International, Inc.	17,764	668,814
		11,150,617
	Shares	Value ($)

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	35,085	1,266,218
Apache Corp.	23,425	1,972,151
Cabot Oil & Gas Corp. (a)	6,971	218,332
Chesapeake Energy Corp. (a)	44,256	927,163
Chevron Corp.	141,267	9,586,379
ConocoPhillips	104,258	5,118,025
CONSOL Energy, Inc. (a)	15,827	534,320
Denbury Resources, Inc.* (a)	28,158	412,233
Devon Energy Corp.	30,775	1,874,813
El Paso Corp.	50,404	559,988
EOG Resources, Inc.	17,432	1,714,786
ExxonMobil Corp.	359,121	20,495,035
Hess Corp.	20,667	1,040,377
Marathon Oil Corp. (a)	50,067	1,556,583
Massey Energy Co.	6,522	178,377
Murphy Oil Corp.	13,855	686,515
Noble Energy, Inc.	11,575	698,320
Occidental Petroleum Corp. (a)	56,942	4,393,075
Peabody Energy Corp.	19,483	762,370
Pioneer Natural Resources Co. (a)	8,518	506,395
Range Resources Corp. (a)	10,970	440,445
Southwestern Energy Co.*	23,458	906,417
Spectra Energy Corp.	46,244	928,117
Sunoco, Inc.	8,624	299,856
Tesoro Corp. (a)	9,218	107,574
Valero Energy Corp. (a)	40,867	734,789
Williams Companies, Inc.	40,695	743,905
		58,662,558
Financials 16.0%
Capital Markets 2.4%
Ameriprise Financial, Inc.	18,407	665,045
Bank of New York Mellon Corp.	85,549	2,112,205
Charles Schwab Corp. (a)	69,847	990,430
E*TRADE Financial Corp.*	11,242	132,880
Federated Investors, Inc. "B" (a)	5,480	113,491
Franklin Resources, Inc. (a)	10,439	899,737
Invesco Ltd. (a)	32,706	550,442
Janus Capital Group, Inc.	12,271	108,967
Legg Mason, Inc. (a)	11,700	327,951
Morgan Stanley	96,737	2,245,266
Northern Trust Corp.	17,197	803,100
State Street Corp.	35,114	1,187,556
T. Rowe Price Group, Inc. (a)	18,764	832,934
The Goldman Sachs Group, Inc.	36,109	4,740,028
		15,710,032
Commercial Banks 3.1%
BB&T Corp. (a)	48,563	1,277,693
Comerica, Inc.	12,387	456,213
Fifth Third Bancorp.	57,306	704,291
First Horizon National Corp.	15,757	180,413
Huntington Bancshares, Inc.	48,853	270,646
KeyCorp (a)	62,436	480,133
M&T Bank Corp.	5,872	498,826
Marshall & Ilsley Corp.	38,737	278,132
PNC Financial Services Group, Inc.	36,729	2,075,188
Regions Financial Corp.	85,131	560,162
SunTrust Banks, Inc.	34,888	812,890
US Bancorp.	135,793	3,034,974
Wells Fargo & Co.	363,982	9,317,939
Zions Bancorp.	10,736	231,575
		20,179,075
	Shares	Value ($)

Consumer Finance 0.8%
American Express Co.	83,489	3,314,513
Capital One Financial Corp.	32,596	1,313,619
Discover Financial Services	39,259	548,841
SLM Corp.*	34,806	361,634
		5,538,607
Diversified Financial Services 4.4%
Bank of America Corp.	701,764	10,084,349
Citigroup, Inc.*	1,580,342	5,942,086
CME Group, Inc.	4,485	1,262,752
IntercontinentalExchange, Inc.*	5,088	575,097
JPMorgan Chase & Co.	278,601	10,199,582
Leucadia National Corp.* (a)	14,000	273,140
Moody's Corp. (a)	14,497	288,780
NYSE Euronext	19,244	531,712
The NASDAQ OMX Group, Inc.*	10,800	192,024
		29,349,522
Insurance 3.9%
Aflac, Inc.	33,352	1,423,130
Allstate Corp.	37,572	1,079,444
American International Group, Inc.* (a)	9,224	317,675
Aon Corp. (a)	18,660	692,659
Assurant, Inc.	6,701	232,525
Berkshire Hathaway, Inc. "B"* (a)	116,016	9,245,315
Chubb Corp.	23,323	1,166,383
Cincinnati Financial Corp. (a)	11,163	288,787
Genworth Financial, Inc. "A"*	34,844	455,411
Hartford Financial Services Group, Inc.	31,577	698,799
Lincoln National Corp. (a)	21,224	515,531
Loews Corp.	25,089	835,715
Marsh & McLennan Companies, Inc.	37,617	848,263
MetLife, Inc.	57,995	2,189,891
Principal Financial Group, Inc. (a)	22,157	519,360
Progressive Corp.	46,939	878,698
Prudential Financial, Inc.	32,257	1,730,911
The Travelers Companies, Inc.	34,706	1,709,270
Torchmark Corp.	5,155	255,224
Unum Group	23,650	513,205
XL Capital Ltd. "A"	23,352	373,865
		25,970,061
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT) (a)	6,054	117,266
AvalonBay Communities, Inc. (REIT) (a)	5,861	547,242
Boston Properties, Inc. (REIT)	9,731	694,209
Equity Residential (REIT) (a)	18,956	789,328
HCP, Inc. (REIT) (a)	20,398	657,835
Health Care REIT, Inc. (REIT) (a)	8,889	374,405
Host Hotels & Resorts, Inc. (REIT) (a)	46,355	624,865
Kimco Realty Corp. (REIT)	28,545	383,645
Plum Creek Timber Co., Inc. (REIT) (a)	11,396	393,504
ProLogis (REIT) (a)	33,947	343,883
Public Storage (REIT) (a)	9,636	847,101
Simon Property Group, Inc. (REIT) (a)	20,731	1,674,028
Ventas, Inc. (REIT) (a)	11,082	520,300
Vornado Realty Trust (REIT) (a)	11,388	830,755
		8,798,366
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	18,820	256,140
	Shares	Value ($)

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	31,021	379,697
People's United Financial, Inc.	26,620	359,370
		739,067
Health Care 11.9%
Biotechnology 1.4%
Amgen, Inc.* (a)	66,348	3,489,905
Biogen Idec, Inc.* (a)	18,931	898,276
Celgene Corp.* (a)	32,764	1,665,067
Cephalon, Inc.* (a)	5,500	312,125
Genzyme Corp.* (a)	18,773	953,105
Gilead Sciences, Inc.*	61,212	2,098,347
		9,416,825
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	41,351	1,680,505
Becton, Dickinson & Co.	16,736	1,131,688
Boston Scientific Corp.*	109,831	637,020
C.R. Bard, Inc. (a)	6,939	537,981
CareFusion Corp.*	12,121	275,147
DENTSPLY International, Inc.	10,446	312,440
Hospira, Inc.*	11,336	651,253
Intuitive Surgical, Inc.* (a)	2,781	877,739
Medtronic, Inc.	76,709	2,782,235
St. Jude Medical, Inc.*	22,792	822,563
Stryker Corp. (a)	20,107	1,006,556
Varian Medical Systems, Inc.* (a)	8,502	444,485
Zimmer Holdings, Inc.*	13,559	732,864
		11,892,476
Health Care Providers & Services 2.1%
Aetna, Inc.	30,367	801,082
AmerisourceBergen Corp. (a)	20,064	637,032
Cardinal Health, Inc.	25,251	848,686
CIGNA Corp.	19,152	594,861
Coventry Health Care, Inc.*	9,905	175,120
DaVita, Inc.*	7,165	447,383
Express Scripts, Inc.*	37,971	1,785,397
Humana, Inc.*	11,834	540,459
Laboratory Corp. of America Holdings*	6,791	511,702
McKesson Corp.	19,390	1,302,232
Medco Health Solutions, Inc.*	32,129	1,769,665
Patterson Companies, Inc. (a)	7,200	205,416
Quest Diagnostics, Inc.	10,820	538,511
Tenet Healthcare Corp.*	29,264	127,006
UnitedHealth Group, Inc.	79,659	2,262,316
WellPoint, Inc.*	29,969	1,466,383
		14,013,251
Health Care Technology 0.1%
Cerner Corp.* (a)	4,836	367,004
Life Sciences Tools & Services 0.5%
Life Technologies Corp.* (a)	13,210	624,173
Millipore Corp.*	4,165	444,197
PerkinElmer, Inc. (a)	7,669	158,518
Thermo Fisher Scientific, Inc.* (a)	29,328	1,438,538
Waters Corp.*	6,627	428,767
		3,094,193
Pharmaceuticals 6.0%
Abbott Laboratories	108,516	5,076,378
Allergan, Inc.	22,060	1,285,216
Bristol-Myers Squibb Co.	119,181	2,972,374
Eli Lilly & Co. (a)	69,867	2,340,544
Forest Laboratories, Inc.*	21,095	578,636
	Shares	Value ($)

Johnson & Johnson	193,802	11,445,946
King Pharmaceuticals, Inc.*	16,271	123,497
Merck & Co., Inc. (a)	217,947	7,621,607
Mylan, Inc.* (a)	21,828	371,949
Pfizer, Inc.	564,259	8,046,333
Watson Pharmaceuticals, Inc.*	7,982	323,830
		40,186,310
Industrials 10.1%
Aerospace & Defense 2.8%
Boeing Co. (a)	52,869	3,317,530
General Dynamics Corp.	26,544	1,554,417
Goodrich Corp.	8,665	574,056
Honeywell International, Inc.	54,066	2,110,196
ITT Corp.	13,233	594,426
L-3 Communications Holdings, Inc. (a)	8,132	576,071
Lockheed Martin Corp.	21,577	1,607,486
Northrop Grumman Corp. (a)	20,575	1,120,103
Precision Castparts Corp. (a)	9,928	1,021,790
Raytheon Co.	27,258	1,319,015
Rockwell Collins, Inc. (a)	11,370	604,088
United Technologies Corp.	65,140	4,228,237
		18,627,415
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	11,699	651,166
Expeditors International of Washington, Inc.	14,729	508,298
FedEx Corp. (a)	21,606	1,514,797
United Parcel Service, Inc. "B"	69,229	3,938,438
		6,612,699
Airlines 0.1%
Southwest Airlines Co.	53,573	595,196
Building Products 0.0%
Masco Corp.	26,427	284,355
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,386	269,442
Cintas Corp. (a)	8,647	207,269
Iron Mountain, Inc. (a)	13,483	302,828
Pitney Bowes, Inc.	15,288	335,724
R.R. Donnelley & Sons Co.	15,235	249,397
Republic Services, Inc.	23,083	686,258
Stericycle, Inc.* (a)	5,753	377,282
Waste Management, Inc.	32,798	1,026,249
		3,454,449
Construction & Engineering 0.2%
Fluor Corp.	12,395	526,787
Jacobs Engineering Group, Inc.*	8,609	313,712
Quanta Services, Inc.*	15,300	315,945
		1,156,444
Electrical Equipment 0.5%
Emerson Electric Co. (a)	53,296	2,328,502
Rockwell Automation, Inc.	9,908	486,384
Roper Industries, Inc. (a)	6,721	376,107
		3,190,993
Industrial Conglomerates 2.3%
3M Co. (a)	49,731	3,928,252
General Electric Co.	746,810	10,769,000
Textron, Inc. (a)	19,981	339,078
		15,036,330
Machinery 1.7%
Caterpillar, Inc.	43,493	2,612,625
Cummins, Inc.	13,523	880,753
	Shares	Value ($)

Danaher Corp.	36,910	1,370,099
Deere & Co.	30,236	1,683,540
Dover Corp.	13,342	557,562
Eaton Corp. (a)	11,506	752,953
Flowserve Corp.	3,779	320,459
Illinois Tool Works, Inc.	27,369	1,129,792
PACCAR, Inc. (a)	25,883	1,031,955
Pall Corp.	8,033	276,094
Parker Hannifin Corp.	11,623	644,612
Snap-on, Inc.	4,493	183,809
		11,444,253
Professional Services 0.1%
Dun & Bradstreet Corp.	3,667	246,129
Equifax, Inc.	8,621	241,905
Robert Half International, Inc. (a)	11,192	263,572
		751,606
Road & Rail 0.8%
CSX Corp.	26,810	1,330,580
Norfolk Southern Corp.	26,295	1,394,950
Ryder System, Inc. (a)	3,313	133,282
Union Pacific Corp.	34,923	2,427,498
		5,286,310
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	8,973	450,355
W.W. Grainger, Inc.	4,483	445,834
		896,189
Information Technology 18.4%
Communications Equipment 2.3%
Cisco Systems, Inc.*	398,495	8,491,928
Harris Corp.	8,954	372,934
JDS Uniphase Corp.*	16,753	164,850
Juniper Networks, Inc.* (a)	37,825	863,166
Motorola, Inc.*	167,090	1,089,427
QUALCOMM, Inc.	114,105	3,747,208
Tellabs, Inc.	25,927	165,674
		14,895,187
Computers & Peripherals 4.5%
Apple, Inc.*	63,645	16,008,627
Dell, Inc.*	122,510	1,477,471
EMC Corp.*	141,042	2,581,069
Hewlett-Packard Co.	162,864	7,048,754
Lexmark International, Inc. "A"* (a)	6,068	200,426
NetApp, Inc.* (a)	24,643	919,430
QLogic Corp.*	7,372	122,523
SanDisk Corp.*	16,291	685,362
Teradata Corp.*	11,473	349,697
Western Digital Corp.*	16,746	505,059
		29,898,418
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	24,418	694,204
Amphenol Corp. "A" (a)	12,348	485,029
Corning, Inc.	107,595	1,737,659
FLIR Systems, Inc.* (a)	10,900	317,081
Jabil Circuit, Inc.	13,089	174,084
Molex, Inc. (a)	8,686	158,433
		3,566,490
Internet Software & Services 1.7%
Akamai Technologies, Inc.* (a)	12,565	509,762
eBay, Inc.*	80,390	1,576,448
Google, Inc. "A"*	16,848	7,496,518
Monster Worldwide, Inc.* (a)	9,785	113,995
	Shares	Value ($)

VeriSign, Inc.* (a)	12,774	339,150
Yahoo!, Inc.*	83,893	1,160,240
		11,196,113
IT Services 3.1%
Automatic Data Processing, Inc.	35,782	1,440,583
Cognizant Technology Solutions Corp. "A"*	21,478	1,075,189
Computer Sciences Corp.	11,006	498,022
Fidelity National Information Services, Inc.	22,642	607,258
Fiserv, Inc.*	11,075	505,685
International Business Machines Corp. (a)	89,876	11,097,888
MasterCard, Inc. "A" (a)	6,925	1,381,745
Paychex, Inc. (a)	23,325	605,750
SAIC, Inc.*	17,996	301,253
Total System Services, Inc.	12,847	174,719
Visa, Inc. "A" (a)	31,802	2,249,992
Western Union Co.	48,113	717,365
		20,655,449
Office Electronics 0.1%
Xerox Corp.	98,114	788,836
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	40,049	293,159
Altera Corp. (a)	21,202	526,022
Analog Devices, Inc.	21,656	603,336
Applied Materials, Inc.	90,290	1,085,286
Broadcom Corp. "A" (a)	28,838	950,789
First Solar, Inc.* (a)	3,571	406,487
Intel Corp.	388,295	7,552,338
KLA-Tencor Corp. (a)	12,678	353,463
Linear Technology Corp. (a)	16,004	445,071
LSI Corp.*	45,703	210,234
MEMC Electronic Materials, Inc.* (a)	16,915	167,120
Microchip Technology, Inc. (a)	13,632	378,152
Micron Technology, Inc.* (a)	61,199	519,579
National Semiconductor Corp.	16,528	222,467
Novellus Systems, Inc.* (a)	6,031	152,946
NVIDIA Corp.* (a)	40,179	410,227
Teradyne, Inc.* (a)	13,404	130,689
Texas Instruments, Inc.	83,919	1,953,634
Xilinx, Inc. (a)	19,888	502,371
		16,863,370
Software 3.7%
Adobe Systems, Inc.*	36,843	973,760
Autodesk, Inc.* (a)	15,760	383,914
BMC Software, Inc.*	12,922	447,489
CA, Inc.	28,213	519,119
Citrix Systems, Inc.*	13,165	555,958
Compuware Corp.*	14,854	118,535
Electronic Arts, Inc.*	23,203	334,123
Intuit, Inc.*	21,747	756,143
McAfee, Inc.*	11,331	348,088
Microsoft Corp.	532,818	12,260,142
Novell, Inc.*	27,236	154,700
Oracle Corp.	272,749	5,853,194
Red Hat, Inc.*	13,907	402,469
Salesforce.com, Inc.* (a)	8,085	693,855
Symantec Corp.*	56,792	788,273
		24,589,762
	Shares	Value ($)

Materials 3.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,047	975,196
Airgas, Inc.	5,932	368,970
CF Industries Holdings, Inc.	4,933	312,999
Dow Chemical Co.	81,630	1,936,264
E.I. du Pont de Nemours & Co. (a)	62,658	2,167,340
Eastman Chemical Co.	4,980	265,733
Ecolab, Inc. (a)	15,760	707,782
FMC Corp.	5,229	300,301
International Flavors & Fragrances, Inc.	5,362	227,456
Monsanto Co.	37,676	1,741,385
PPG Industries, Inc.	11,898	718,758
Praxair, Inc.	21,098	1,603,237
Sigma-Aldrich Corp. (a)	8,545	425,797
The Sherwin-Williams Co.	6,614	457,623
		12,208,841
Construction Materials 0.1%
Vulcan Materials Co. (a)	9,022	395,434
Containers & Packaging 0.2%
Ball Corp.	6,470	341,810
Bemis Co., Inc.	7,872	212,544
Owens-Illinois, Inc.* (a)	12,366	327,081
Pactiv Corp.*	8,734	243,242
Sealed Air Corp.	10,554	208,125
		1,332,802
Metals & Mining 1.1%
AK Steel Holding Corp. (a)	7,385	88,029
Alcoa, Inc. (a)	73,662	741,040
Allegheny Technologies, Inc. (a)	7,333	324,045
Cliffs Natural Resources, Inc.	9,366	441,701
Freeport-McMoRan Copper & Gold, Inc.	32,260	1,907,534
Newmont Mining Corp.	34,952	2,157,936
Nucor Corp. (a)	22,062	844,533
Titanium Metals Corp.* (a)	6,700	117,853
United States Steel Corp. (a)	10,309	397,412
		7,020,083
Paper & Forest Products 0.2%
International Paper Co.	31,531	713,547
MeadWestvaco Corp. (a)	11,621	257,986
Weyerhaeuser Co.	14,720	518,144
		1,489,677
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	413,832	10,010,596
CenturyLink, Inc.	21,397	712,734
Frontier Communications Corp. (a)	19,313	137,316
Qwest Communications International, Inc. (a)	106,400	558,600
Verizon Communications, Inc.	197,902	5,545,214
Windstream Corp. (a)	33,559	354,383
		17,318,843
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"* (a)	28,802	1,281,689
MetroPCS Communications, Inc.*	17,388	142,407
Sprint Nextel Corp.* (a)	201,266	853,368
		2,277,464
	Shares	Value ($)

Utilities 3.7%
Electric Utilities 1.9%
Allegheny Energy, Inc. (a)	12,792	264,539
American Electric Power Co., Inc. (a)	33,709	1,088,801
Duke Energy Corp.	92,604	1,481,664
Edison International (a)	21,698	688,261
Entergy Corp.	12,823	918,383
Exelon Corp.	46,155	1,752,505
FirstEnergy Corp. (a)	20,889	735,919
NextEra Energy, Inc.	29,287	1,428,034
Northeast Utilities	12,300	313,404
Pepco Holdings, Inc.	16,900	264,992
Pinnacle West Capital Corp.	7,608	276,627
PPL Corp. (a)	32,830	819,108
Progress Energy, Inc.	20,186	791,695
Southern Co. (a)	58,588	1,949,809
		12,773,741
Gas Utilities 0.2%
EQT Corp.	10,560	381,638
Nicor, Inc. (a)	3,584	145,152
ONEOK, Inc.	7,512	324,894
Questar Corp.	12,059	548,564
		1,400,248
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	48,334	446,606
Constellation Energy Group, Inc.	14,435	465,529
NRG Energy, Inc.*	15,802	335,161
		1,247,296
Multi-Utilities 1.4%
Ameren Corp.	16,997	404,019
CenterPoint Energy, Inc.	27,872	366,796
CMS Energy Corp. (a)	16,028	234,810
Consolidated Edison, Inc. (a)	20,344	876,826
Dominion Resources, Inc. (a)	40,833	1,581,870
DTE Energy Co. (a)	12,250	558,723
Integrys Energy Group, Inc. (a)	5,083	222,330
	Shares	Value ($)

NiSource, Inc.	18,623	270,034
PG&E Corp.	25,332	1,041,145
Public Service Enterprise Group, Inc.	35,662	1,117,290
SCANA Corp.	7,809	279,250
Sempra Energy	17,857	835,529
TECO Energy, Inc. (a)	14,226	214,386
Wisconsin Energy Corp.	7,858	398,715
Xcel Energy, Inc. (a)	33,520	690,847
		9,092,570
Total Common Stocks (Cost $713,436,811)		653,163,138
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.205%**, 11/18/2010 (b) (Cost $1,943,453)	1,945,000	1,943,601
	Shares	Value ($)

Securities Lending Collateral 15.9%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $105,860,466)	105,860,466	105,860,466

Cash Equivalents 1.3%
Central Cash Management Fund, 0.21% (c) (Cost $8,409,300)	8,409,300	8,409,300
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $829,650,030)+	115.9	769,376,505
Other Assets and Liabilities, Net	(15.9)	(105,356,128)
Net Assets	100.0	664,020,377

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $854,392,906. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $85,016,401. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $87,530,792 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $172,547,193.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $102,245,414, which is 15.4% of net assets.

(b) At June 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Index	USD	9/16/2010	43	11,035,950	(923,608)
Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 653,163,138	$ —	$ —	$ 653,163,138
Short-Term Investments (e)	114,269,766	1,943,601	—	116,213,367
Total	$ 767,432,904	$ 1,943,601	$ —	$ 769,376,505
Liabilities
Derivatives (f)	$ (923,608)	$ —	$ —	$ (923,608)
Total	$ (923,608)	$ —	$ —	$ (923,608)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $715,380,264) — including $102,245,414 of securities loaned	$ 655,106,739
Investment in Daily Assets Fund Institutional (cost $105,860,466)*	105,860,466
Investment in Central Cash Management Fund (cost $8,409,300)	8,409,300
Total investments, at value (cost $829,650,030)	769,376,505
Cash	11
Dividends receivable	901,385
Interest receivable	15,628
Receivable for Portfolio shares sold	511,657
Other assets	18,720
Total assets	770,823,906
Liabilities
Payable upon return of securities loaned	105,860,466
Payable for Portfolio shares redeemed	567,259
Payable for daily variation margin on open futures contracts	90,013
Accrued management fee	117,079
Accrued expenses and payables	168,712
Total liabilities	106,803,529
Net assets, at value	$ 664,020,377
Net Assets Consist of
Undistributed net investment income	5,579,201
Net unrealized appreciation (depreciation) on: Investments	(60,273,525)
Futures	(923,608)
Accumulated net realized gain (loss)	(46,696,071)
Paid-in capital	766,334,380
Net assets, at value	$ 664,020,377
Class A Net Asset Value, offering and redemption price per share ($601,145,540 ÷ 56,170,295 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.70
Class B Net Asset Value, offering and redemption price per share ($45,216,696 ÷ 4,222,051 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.71
Class B2 Net Asset Value, offering and redemption price per share ($17,658,141 ÷ 1,648,967 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.71

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Dividends	$ 7,080,183
Interest	1,252
Income distributions — Central Cash Management Fund	7,533
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	68,201
Total Income	7,157,169
Expenses: Management fee	735,556
Administration fee	367,778
Custodian fee	16,934
Distribution service fees (Class B and Class B2)	87,284
Recordkeeping fee (Class B2)	15,071
Services to shareholders	10,326
Professional fees	31,309
Trustees' fees and expenses	15,014
Reports to shareholders	25,086
Other	27,258
Total expenses	1,331,616
Net investment income (loss)	5,825,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,008,402
Futures	386,943
5,395,345
Change in net unrealized appreciation (depreciation) on: Investments	(58,197,374)
Futures	(1,109,648)
(59,307,022)
Net gain (loss)	(53,911,677)
Net increase (decrease) in net assets resulting from operations	$ (48,086,124)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income (loss)	$ 5,825,553	$ 13,727,808
Net realized gain (loss)	5,395,345	(8,316,684)
Change in net unrealized appreciation (depreciation)	(59,307,022)	156,866,272
Net increase (decrease) in net assets resulting from operations	(48,086,124)	162,277,396
Distributions to shareholders from:
Net investment income: Class A	(12,705,478)	(17,327,332)
Class B	(822,134)	(1,082,916)
Class B2	(300,774)	(464,083)
Total distributions	(13,828,386)	(18,874,331)
Portfolio share transactions: Class A Proceeds from shares sold	18,520,742	51,508,341
Reinvestment of distributions	12,705,478	17,327,332
Cost of shares redeemed	(51,914,888)	(105,596,818)
Net increase (decrease) in net assets from Class A share transactions	(20,688,668)	(36,761,145)
Class B Proceeds from shares sold	2,226,564	5,682,280
Reinvestment of distributions	822,134	1,082,916
Cost of shares redeemed	(3,274,683)	(6,955,518)
Net increase (decrease) in net assets from Class B share transactions	(225,985)	(190,322)
Class B2 Proceeds from shares sold	255,736	312,854
Reinvestment of distributions	300,774	464,083
Cost of shares redeemed	(1,801,748)	(3,073,750)
Net increase (decrease) in net assets from Class B2 share transactions	(1,245,238)	(2,296,813)
Increase (decrease) in net assets	(84,074,401)	104,154,785
Net assets at beginning of period	748,094,778	643,939,993
Net assets at end of period (including undistributed net investment income of $5,579,201 and $13,582,034, respectively)	$ 664,020,377	$ 748,094,778

The accompanying notes are an integral part of the financial statements.

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Class A Shares outstanding at beginning of period	58,025,792	61,222,579
Shares sold	1,559,137	5,559,660
Shares issued to shareholders in reinvestment of distributions	1,017,252	1,969,015
Shares redeemed	(4,431,886)	(10,725,462)
Net increase (decrease) in Class A shares	(1,855,497)	(3,196,787)
Shares outstanding at end of period	56,170,295	58,025,792
Class B Shares outstanding at beginning of period	4,245,476	4,244,481
Shares sold	188,963	581,990
Shares issued to shareholders in reinvestment of distributions	65,771	122,919
Shares redeemed	(278,159)	(703,914)
Net increase (decrease) in Class B shares	(23,425)	995
Shares outstanding at end of period	4,222,051	4,245,476
Class B2 Shares outstanding at beginning of period	1,758,162	1,992,383
Shares sold	21,751	32,417
Shares issued to shareholders in reinvestment of distributions	24,043	52,617
Shares redeemed	(154,989)	(319,255)
Net increase (decrease) in Class B2 shares	(109,195)	(234,221)
Shares outstanding at end of period	1,648,967	1,758,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.68	$ 9.55	$ 15.53	$ 14.97	$ 13.11	$ 12.73
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.21	.27	.27	.24	.21
Net realized and unrealized gain (loss)	(.84)	2.20	(5.93)	.52	1.78	.37
Total from investment operations	(.75)	2.41	(5.66)	.79	2.02	.58
Less distributions from: Net investment income	(.23)	(.28)	(.32)	(.23)	(.16)	(.20)
Net asset value, end of period	$ 10.70	$ 11.68	$ 9.55	$ 15.53	$ 14.97	$ 13.11
Total Return (%)	(6.81)**	26.32[c]	(37.15)[c]	5.30[c]	15.52[c]	4.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	601	678	584	1,046	1,412	1,102
Ratio of expenses before expense reductions (%)	.33*	.34	.33	.33	.28	.27
Ratio of expenses after expense reductions (%)	.33*	.32	.28	.30	.27	.27
Ratio of net investment income (loss) (%)	1.61*	2.10	2.07	1.71	1.73	1.62
Portfolio turnover rate (%)	3**	8	6	7[d]	9	15

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class B Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.68	$ 9.54	$ 15.52	$ 14.96	$ 13.10	$ 12.72
Income (loss) from investment operations: Net investment income (loss)[b]	.08	.18	.24	.23	.21	.17
Net realized and unrealized gain (loss)	(.85)	2.22	(5.94)	.52	1.78	.38
Total from investment operations	(.77)	2.40	(5.70)	.75	1.99	.55
Less distributions from: Net investment income	(.20)	(.26)	(.28)	(.19)	(.13)	(.17)
Net asset value, end of period	$ 10.71	$ 11.68	$ 9.54	$ 15.52	$ 14.96	$ 13.10
Total Return (%)	(6.87)**	26.03[c]	(37.34)[c]	5.03[c]	15.24[c]	4.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45	50	40	65	84	68
Ratio of expenses before expense reductions (%)	.58*	.59	.58	.58	.53	.52
Ratio of expenses after expense reductions (%)	.58*	.57	.53	.55	.52	.52
Ratio of net investment income (loss) (%)	1.36*	1.85	1.82	1.46	1.48	1.37
Portfolio turnover rate (%)	3**	8	6	7[d]	9	15

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class B2 Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.67	$ 9.54	$ 15.51	$ 14.96	$ 13.09	$ 12.94
Income (loss) from investment operations: Net investment income (loss)[c]	.07	.17	.22	.21	.19	.05
Net realized and unrealized gain (loss)	(.85)	2.21	(5.93)	.52	1.79	.10
Total from investment operations	(.78)	2.38	(5.71)	.73	1.98	.15
Less distributions from: Net investment income	(.18)	(.25)	(.26)	(.18)	(.11)	—
Net asset value, end of period	$ 10.71	$ 11.67	$ 9.54	$ 15.51	$ 14.96	$ 13.09
Total Return (%)	(6.92)**	25.79[d]	(37.36)[d]	4.85[d]	15.20[d]	1.16d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	21	19	48	57	59
Ratio of expenses before expense reductions (%)	.73*	.74	.72	.72	.67	.66*
Ratio of expenses after expense reductions (%)	.73*	.70	.63	.65	.63	.63*
Ratio of net investment income (loss) (%)	1.21*	1.72	1.72	1.36	1.37	1.34*
Portfolio turnover rate (%)	3**	8	6	7[e]	9	15

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period September 16, 2005 (commencement of operations) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Portfolio") is a diversified series of the Trust offered to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are classified as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are classified as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment portfolio.

Securities Lending. The Portfolio may lend securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2010 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2010, the Portfolio invested in futures contracts with a total notional value generally indicative of a range from approximately $11,036,000 to $15,730,000.

The following tables summarize the value of the Portfolio's derivative instruments held as of June 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$ (923,608)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the period ended June 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 386,943

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (1,109,648)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2009, DWS Equity 500 Index VIP had a net tax basis capital loss carryforward of approximately $27,264,000, including $16,606,000 inherited from its merger with an affiliated fund in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012 ($16,606,000) and December 31, 2017 ($10,658,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $20,943,163 and $49,014,849, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays an annual management fee based on the Portfolio's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Portfolio's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $367,778, of which $57,878 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2010, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2010
Class B	$ 62,165	$ 9,838
Class B2	25,119	3,927
	$ 87,284	$ 13,765

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2010, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2010
Class A	$ 348	$ 171
Class B	59	31
Class B2	24	12
	$ 431	$ 214

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2010, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,996, of which $2,618 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Portfolio indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Ownership of the Portfolio

At June 30, 2010, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 60% and 11%, respectively. At June 30, 2010, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 86%. At June 30, 2010, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B2 shares of the Portfolio, owning 100%.

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Portfolio's financial statements.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 778-1482.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Notes

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-equ500-3 (R-18029-1 8/10)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010